REVENUES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
REVENUES

7. REVENUES

	Six Months Ended June 30,
	2023	2024
	RMB	RMB	USD
Vocational education services	101,506	32,875	4,524
Employee management services	452,066	683,138	94,003
HR recruitment services	48,945	12,243	1,685
Market Services	56,020	57,812	7,955
Revenues	658,537	786,068	108,167
Less: revenues from the discontinued operations	(38,861)	-	-
Revenues from the continuing operations	619,676	786,068	108,167

15. REVENUES

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
Vocational education services	68,663	179,031	25,216
Employee management services	563,273	1,033,837	145,613
HR recruitment services	110,991	75,479	10,631
Market Services	28,367	129,700	18,268
Revenues	771,294	1,418,047	199,728
Less: revenues from the discontinued operations	(47,221)	(52,182)	(7,350)
Revenues from the continuing operations	724,073	1,365,865	192,378